Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2024
Significant Accounting Judgments Estimates And Assumptions
Significant accounting judgments, estimates and assumptions

5. Significant accounting judgments, estimates and assumptions

Use of estimates and judgments

The preparation of financial statements requires judgments, estimates, and assumptions from management that affect the application of accounting policies, and reported amounts of assets, liabilities, revenues, and expenses. Actual results may differ from these estimates. Estimates and assumptions are reviewed on a periodic basis. Revisions to the estimates are recognized prospectively.

a)	Credit loss on financial instruments for credit card receivables and loans to customers

The Group recognizes a loss allowance for expected credit loss on credit cards receivables and loans to customers that represents management’s best estimate of allowance as of each reporting date.

Management performs an analysis of the credit card and loan amounts to determine if credit loss has occurred and to assess the adequacy of the allowance based on historical and current trends as well as other factors affecting credit loss.

Key areas of judgment

The critical judgments made by management in applying the expected credit loss ("ECL") allowance methodology is:

a)	The macroeconomic information used to gauge the determination of the probability weights to be given in the different macroeconomic scenarios and the respective weights;
b)	Definition of default;
c)	Definition of significant increase in credit risk and credit card lifetime; and
d)	Look-back period, used for parameters estimation (probability of default - PD, exposure at default - EAD and loss given default - LGD).

Sensitivity analysis

On December 31, 2024, the ECL allowance for credit card receivables and loans to customers totaled US$3,184,096 of which US$2,389,526 related to credit card receivables and US$794,750 to loans to customers. The ECL allowance is sensitive to the methodology, assumptions and estimations underlying its calculation. One key assumption is the probability weighting of the macroeconomic scenarios between upside, base and downside as the carrying amount of the credit loss allowance is determined based on the weighted average of these scenarios. Such weightings reflect management's perception around the current and future expectations of the macroeconomic environment in each of the geographies the Group operates. The table below illustrates the ECL based on the weighted average of these three macroeconomic scenarios and the ECL that would have arisen if management had applied a 100% weighting to each macroeconomic scenario.

	Weighted average	Upside	Base case	Downside

Credit card and loan ECL	3,184,096	2,957,096	3,136,244	3,453,760

Key elements for estimates

The estimate that has a significant risk of resulting in a significant adjustment to the amount of expected credit loss allowance is:

a) The relationship of the observed losses and the past macroeconomic scenarios.

b) Goodwill impairment analysis

For the purposes of impairment testing, goodwill was allocated to the investment activities cash-generating unit ("CGU"). Impairment tests were performed on September 30, 2024 and no adjustment to the recoverable amount for the goodwill was recorded since the recoverable amounts of CGU were determined to be higher than its carrying amount. Up to December 31, 2024, no events or circumstances that could be indicators of impairment were identified.

The recoverable amounts for the CGU have been calculated based on their value in use, determined by discounting the future cash flows expected to be generated from the continuing use of the CGUs’ assets and their ultimate disposal.

Key areas of judgment

The values assigned to the key assumptions represent management’s assessment of future trends in the relevant sector and have been based on historical data from both external and internal sources.

The discount rate used was the cost of equity for business in Brazil where the activities from the acquired entities are concentrated. Cash flow projections for the Investments activities CGU were included in the discounted cash flow model. A long-term growth rate was used to extrapolate the cash flows beyond these periods. The growth rate into perpetuity has been determined as the currently expected long term inflation rate for Brazil.

Revenue growth was projected considering the average growth levels experienced over the past five years and the estimated growth for the next five years. Budgeted profit before taxes, depreciation and amortization was based on expectations of future outcomes considering past experience, adjusted for the anticipated revenue growth. These key assumptions may change as economic and market conditions change.

The estimated recoverable amount of all CGUs exceeded their carrying amount on September 30, 2024. The carrying amount and main assumptions used in determining the recoverable amounts are:

CGU	Carrying amount (US$ million)	Goodwill (US$ million)	Discount rate (%)	Growth rate (%)

Investments activities CGU	518.9	353.4	16.0	3.6

d) Provision for lawsuits and administrative proceedings

The Group and its subsidiaries are parties to lawsuits and administrative proceedings. Provisions are recognized for all cases representing reasonably estimated probable losses. The assessment of the likelihood of loss considers available evidence, the hierarchy of laws, former court decisions, and their legal significance, as well as legal counsel’s opinion.

The provision mainly represents management’s best estimate of the Group’s future liability in respect of civil and labor complaints. Significant judgment by management is required in determining appropriate assumptions, which include the level of complaints expected to be received, of those, the number that will be upheld, and redressed (reflecting legal and regulatory responsibilities, including the determination of liability and the effect of the time bar). The complexity of such matters often requires the input of specialist professional advice in making assessments to produce estimates.

The amount that is recognized as a provision can also be susceptible to the assumptions made in calculating it. This gives rise to a broad range of potential outcomes that require judgment in determining an appropriate provision level. The Group believes its valuation methods of contingent liabilities are appropriate and consistent through the periods.

e) Fair value of financial instruments

The fair value of financial instruments, that can include derivatives that are not traded in active markets and convertible embedded derivatives, is calculated by the Group by using valuation techniques based on assumptions that consider market information and conditions.

The degree of management judgment involved in determining the fair value of a financial instrument is dependent upon the availability of quoted prices in active markets or observable market parameters. When quoted prices and observable data in active markets are not fully available, management judgment is necessary to estimate fair value.

Changes in market conditions, such as reduced liquidity in the capital markets or changes in secondary market activities, may reduce the availability and reliability of quoted prices or observable data used to determine fair value. Management’s significant judgment may be required to determine whether certain financial instruments measured at fair value are classified as Level 2 or Level 3. For this determination, the Group considers all available information that market participants use to measure the fair value of the financial instrument, including observable market data, indications of market liquidity and orderliness, and the understanding of the valuation techniques and significant inputs used.

Based upon the specific facts and circumstances of each instrument or instrument category, judgments are made regarding the significance of the Level 3 inputs to the instruments’ fair value measurement in its entirety. If Level 3 inputs are considered significant, the instrument is classified as Level 3. The process for determining fair value using unobservable inputs is generally more subjective and involves a high degree of management judgment and assumptions.

More information about the significant unobservable inputs and other information are disclosed in note 30.

f) Investments in associates

Judgment by Management is required in determining if Nu has significant influence, which is characterized by representation on the Board of Directors, participation in decisions about dividends or other distributions and provision of essential technical information.